Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
The Company considers events or transactions that occur after the balance sheet date but prior to the date the financial statements are available to be issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2023 through March 26, 2024, the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2023 and events which occurred subsequently but were not recognized in the financial statements.
Amendment to Loan Agreement
On March
21
, 2024, an eighth amendment to the Loan Agreement was entered into with the lender. The eighth amendment extends the time the Company has to receive the net proceeds to May 31, 2024 and also extends the time to Company can draw down on the first advanced payment of $7.0 million from March 31, 2024 to May 31, 2024. The date changes were adjusted to align the milestone in the Loan Agreement with closing of the Merger. On March 26, 2024, the Company received the first advance payment of $7.0 million per the terms of the Loan Agreement.
Merger with Homology
On March 25, 2024 the Company completed the Merger with Homology. See Note 1 for further discussion of the Merger.
Stock Option Grants
In March 2024, the Company granted under the 2024 Stock Option Plan, 0.9 million stock options to the officers, directors and other key members of management. Stock options were issued with an exercise price on the close of business on March 25, 2024. The stock option awards vest in accordance with terms typically grants under the 2024 Stock Option Plan.